NUVEEN CREDIT INCOME FUND

NUVEEN FLOATING RATE INCOME FUND

NUVEEN HIGH YIELD INCOME FUND

NUVEEN STRATEGIC INCOME FUND

SUPPLEMENT DATED FEBRUARY 11, 2025

TO THE PROSPECTUS DATED DECEMBER 30, 2024

1.	Jean C. Lin, CFA, will retire from Nuveen on April 1, 2025. She will continue to serve as a portfolio manager of Nuveen Credit Income Fund and Nuveen High Yield Income Fund until that time.

2.	Kevin R. Lorenz will retire from Nuveen on July 1, 2025. He will continue to serve as a portfolio manager of Nuveen Floating Rate Income Fund and Nuveen Strategic Income Fund until that time.

3.

Effective February 11, 2025, James S. Kim has been named a portfolio manager of Nuveen Credit Income Fund, Nuveen High Yield Income Fund and Nuveen Strategic Income Fund. Karina Bubeck, CFA, Aashh K. Parekh, CFA, Brenda A. Langenfeld, CFA, and Mark Zheng, CFA, will continue to serve as portfolio managers for Nuveen Credit Income Fund. Scott Caraher and Coale W. Mechlin will continue to serve as portfolio managers for Nuveen Floating Rate Income Fund. Scott Caraher and Kristal Y. Seales, CFA, will continue to serve as portfolio managers for Nuveen High Yield Income Fund. Douglas M. Baker, CFA, Katherine Renfrew, and Nicholas W. Travaglino will continue to serve as portfolio managers for Nuveen Strategic Income Fund.

James S. Kim, Managing Director, is a portfolio manager for Nuveen’s leveraged finance team with a focus on the management of high yield strategies. Previously, he served as co-head of global fixed income research and head of the leveraged finance research team. Prior to joining the firm in 2007, he was an associate at Greywolf Capital Management and an analyst at Watershed Asset Management. He began his career at Goldman Sachs in 2000.

4.	There are no changes to the Funds’ investment objectives, principal investment strategies or principal risks.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-TFI-0225P

NUVEEN FLOATING RATE INCOME FUND

NUVEEN HIGH YIELD INCOME FUND

SUPPLEMENT DATED FEBRUARY 11, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 30, 2024

1.

Kevin R. Lorenz will retire from Nuveen on July 1, 2025. He will continue to serve as a portfolio manager of Nuveen Floating Rate Income Fund until that time. Scott Caraher and Coale W. Mechlin will continue to serve as portfolio managers for Nuveen Floating Rate Income Fund.

2.

Jean C. Lin, CFA, will retire from Nuveen on April 1, 2025. She will continue to serve as a portfolio manager of Nuveen High Yield Income Fund until that time. Effective February 11, 2025, James S. Kim has been named a portfolio manager of Nuveen High Yield Income Fund. Scott Caraher and Kristal Y. Seales, CFA, will continue to serve as portfolio managers for Nuveen High Yield Income Fund.

3.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

NUVEEN HIGH YIELD INCOME FUND

James S. Kim**	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

**  Information is as of December 31, 2024.

4.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Portfolio Managed

James S. Kim**	Nuveen High Yield Income Fund	A

**  Information is as of December 31, 2024.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FRHYI-0225P